Liability under insurance contracts and reinsurance contracts - Summary of Changes in the remaining coverage elements and occurrence elements of reinsurance contract assets (liabilities) (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		₩ 88,772
Beginning balance, Reinsurance contract liabilities		62,803
Reinsurance revenue		2,899,599	₩ 2,741,730	₩ 6,484,523
Reinsurance finance income and expense, Other comprehensive income		(28,283)	46,320
Reinsurance finance income and expense		(516,097)	807,964	0
Ending balance, Reinsurance contract assets		88,353	88,772
Ending balance, Reinsurance contract liabilities		93,240	62,803
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance revenue, Accrued reinsurance amount		1,573,969	1,491,243
Reinsurance revenue, Changes in incident fulfillment cash flow		116,545	120,214
Reinsurance revenue, Etc.	[1]	(7,479)	4,098
Reinsurance revenue		2,859,958	2,731,466
Reinsurance service expense		1,714,372	1,648,566
Recovery of investment elements and reinsurance premiums		(5,355,137)	(5,873,670)
Reinsurance finance income and expense		5,179,467	(5,532,942)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		6,209,129	6,875,883
Cash flow for the period		(1,623,401)	(1,297,641)
Other increase/decrease		(120)	0
Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Excluding loss factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance service expense		241,232	230,040
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense		5,059,109	(5,504,729)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		6,209,129	6,875,883
Cash flow for the period		5,229,238	6,039,779
Other increase/decrease		269	63
Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Loss factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance service expense		(51,908)	(22,739)
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense		56,325	(82,502)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		(490)	(63)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		59,017	0
Beginning balance, Reinsurance contract liabilities		(62,770)	(281,764)
Beginning balance, Net reinsurance contract assets (liabilities)		(3,753)	(281,764)
Reinsurance revenue, Accrued reinsurance amount		72,651	66,383
Reinsurance revenue, Changes in incident fulfillment cash flow		(32,100)	(25,677)
Reinsurance revenue, Etc.		(116)	(5,724)
Reinsurance revenue		40,435	34,982
Reinsurance service expense, Fair value method		(52,637)	(53,430)
Reinsurance service expense, Etc.		(19,449)	(8,898)
Reinsurance service expense		(72,086)	(62,328)
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense, Current profit or loss		(864)	(1,179)
Reinsurance finance income and expense, Other comprehensive income		(28,293)	46,320
Reinsurance finance income and expense		(29,157)	45,141
Cash flow for the period, Reinsurance premium paid		229,319	440,630
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		(43,405)	(35,130)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		(152,052)	(145,284)
Cash flow for the period		33,862	260,216
Other increase/decrease		351
Ending balance, Reinsurance contract assets		62,814	59,017	0
Ending balance, Reinsurance contract liabilities		(93,162)	(62,770)	(281,764)
Ending balance, Net reinsurance contract assets (liabilities)		(30,348)	(3,753)	(281,764)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Excluding loss factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		8,453	0
Beginning balance, Reinsurance contract liabilities		(106,247)	(372,952)
Beginning balance, Net reinsurance contract assets (liabilities)		(97,794)	(372,952)
Reinsurance revenue, Accrued reinsurance amount		0	0
Reinsurance revenue, Changes in incident fulfillment cash flow		0	0
Reinsurance revenue, Etc.		(1)	0
Reinsurance revenue		(1)	0
Reinsurance service expense, Fair value method		(52,637)	(53,430)
Reinsurance service expense, Etc.		(19,767)	(8,898)
Reinsurance service expense		(72,404)	(62,328)
Recovery of investment elements and reinsurance premiums		(152,684)	(146,377)
Reinsurance finance income and expense, Current profit or loss		(2,156)	(1,852)
Reinsurance finance income and expense, Other comprehensive income		(28,793)	45,085
Reinsurance finance income and expense		(30,949)	43,233
Cash flow for the period, Reinsurance premium paid		229,319	440,630
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		0	0
Cash flow for the period		229,319	440,630
Other increase/decrease		745
Ending balance, Reinsurance contract assets		19,436	8,453	0
Ending balance, Reinsurance contract liabilities		(143,204)	(106,247)	(372,952)
Ending balance, Net reinsurance contract assets (liabilities)		(123,768)	(97,794)	(372,952)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Loss factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		5,236	0
Beginning balance, Reinsurance contract liabilities		22,662	31,824
Beginning balance, Net reinsurance contract assets (liabilities)		27,898	31,824
Reinsurance revenue, Accrued reinsurance amount		0	0
Reinsurance revenue, Changes in incident fulfillment cash flow		0	0
Reinsurance revenue, Etc.		(115)	(5,724)
Reinsurance revenue		(115)	(5,724)
Reinsurance service expense, Fair value method		0	0
Reinsurance service expense, Etc.		318	0
Reinsurance service expense		318	0
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense, Current profit or loss		29	73
Reinsurance finance income and expense, Other comprehensive income		384	1,725
Reinsurance finance income and expense		413	1,798
Cash flow for the period, Reinsurance premium paid		0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		(347)
Ending balance, Reinsurance contract assets		5,055	5,236	0
Ending balance, Reinsurance contract liabilities		23,112	22,662	31,824
Ending balance, Net reinsurance contract assets (liabilities)		28,167	27,898	31,824
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Accident factors that occur
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		45,328	0
Beginning balance, Reinsurance contract liabilities		20,815	59,364
Beginning balance, Net reinsurance contract assets (liabilities)		66,143	59,364
Reinsurance revenue, Accrued reinsurance amount		72,651	66,383
Reinsurance revenue, Changes in incident fulfillment cash flow		(32,100)	(25,677)
Reinsurance revenue, Etc.		0	0
Reinsurance revenue		40,551	40,706
Reinsurance service expense, Fair value method		0	0
Reinsurance service expense, Etc.		0	0
Reinsurance service expense		0	0
Recovery of investment elements and reinsurance premiums		152,684	146,377
Reinsurance finance income and expense, Current profit or loss		1,263	600
Reinsurance finance income and expense, Other comprehensive income		116	(490)
Reinsurance finance income and expense		1,379	110
Cash flow for the period, Reinsurance premium paid		0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		(43,405)	(35,130)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		(152,052)	(145,284)
Cash flow for the period		(195,457)	(180,414)
Other increase/decrease		(47)
Ending balance, Reinsurance contract assets		38,323	45,328	0
Ending balance, Reinsurance contract liabilities		26,930	20,815	59,364
Ending balance, Net reinsurance contract assets (liabilities)		₩ 65,253	₩ 66,143	₩ 59,364

[1]	Include amounts allocated to loss components, etc.